Basis of Preparation and Significant Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Plant and machinery [Member] | Bottom of Range [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, plant and equipment useful life	3 years
Plant and machinery [Member] | Top of Range [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, plant and equipment useful life	10 years
Hydrogen production plant – internal [Member] | Bottom of Range [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, plant and equipment useful life	8 years
Hydrogen production plant – internal [Member] | Top of Range [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, plant and equipment useful life	20 years
Office and other equipment [Member] | Bottom of Range [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, plant and equipment useful life	3 years
Office and other equipment [Member] | Top of Range [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, plant and equipment useful life	10 years
Leases [Member]
Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, plant and equipment useful life	Lease term